Condensed Consolidating Financial Statements (Statement of Operations) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Revenues	$ 3,921	$ 3,171	$ 3,257	$ 3,343	$ 3,518	$ 3,084	$ 2,976	$ 3,588	$ 13,692	$ 13,166	$ 12,671
Costs and expenses:
Operating									8,438	7,956	7,911
Selling, general and administrative									2,126	2,054	1,935
Depreciation and amortization									223	225	235
Restructuring and merger and acquisition-related costs									63	38	45
Other operating items, net									(19)	(9)	(139)
Total costs and expenses									10,831	10,264	9,987
Operating income (loss)	716	729	690	726	713	738	669	782	2,861	2,902	2,684
Interest (expense) income, net									(393)	(379)	(368)
Loss on early extinguishment of debt									(49)	0	0
Pension settlement charges	(352)				(211)				(352)	(211)	0
Other items, net									(88)	(82)	(52)
Earnings from continuing operations before income taxes and equity in loss of investee companies									1,979	2,230	2,264
Benefit (provision) for income taxes									(633)	(628)	(676)
Equity in earnings (loss) of investee companies, net of tax									(37)	(50)	(34)
Net earnings from continuing operations	40	418	397	454	271	466	373	442	1,309	1,552	1,554
Net loss from discontinued operations, net of tax									(952)	(291)	(141)
Net earnings	$ (41)	$ 592	$ 58	$ (252)	$ (113)	$ 478	$ 423	$ 473	357	1,261	1,413
Total comprehensive income									462	1,264	1,378
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Costs and expenses:
Operating									0	0	0
Selling, general and administrative									0	0	0
Depreciation and amortization									0	0	0
Restructuring and merger and acquisition-related costs									0	0	0
Other operating items, net									0	0	0
Total costs and expenses									0	0	0
Operating income (loss)									0	0	0
Interest (expense) income, net									0	0	0
Loss on early extinguishment of debt									0
Pension settlement charges									0	0
Other items, net									0	0	0
Earnings from continuing operations before income taxes and equity in loss of investee companies									0	0	0
Benefit (provision) for income taxes									0	0	0
Equity in earnings (loss) of investee companies, net of tax									(2,388)	(2,813)	(2,683)
Net earnings from continuing operations									(2,388)	(2,813)	(2,683)
Net loss from discontinued operations, net of tax									0	0	0
Net earnings									(2,388)	(2,813)	(2,683)
Total comprehensive income									(2,403)	(2,807)	(2,690)
CBS Corp. [Member]
Condensed Income Statements, Captions [Line Items]
Revenues									172	181	148
Costs and expenses:
Operating									95	67	65
Selling, general and administrative									49	46	40
Depreciation and amortization									5	5	6
Restructuring and merger and acquisition-related costs									0	0	0
Other operating items, net									0	0	(117)
Total costs and expenses									149	118	(6)
Operating income (loss)									23	63	154
Interest (expense) income, net									(509)	(502)	(486)
Loss on early extinguishment of debt									(49)
Pension settlement charges									(352)	(211)
Other items, net									(37)	(37)	(9)
Earnings from continuing operations before income taxes and equity in loss of investee companies									(924)	(687)	(341)
Benefit (provision) for income taxes									266	212	160
Equity in earnings (loss) of investee companies, net of tax									1,014	1,736	1,593
Net earnings from continuing operations									356	1,261	1,412
Net loss from discontinued operations, net of tax									1	0	1
Net earnings									357	1,261	1,413
Total comprehensive income									462	1,264	1,378
CBS Operations Inc. [Member]
Condensed Income Statements, Captions [Line Items]
Revenues									10	12	11
Costs and expenses:
Operating									6	6	5
Selling, general and administrative									274	287	236
Depreciation and amortization									23	23	20
Restructuring and merger and acquisition-related costs									2	2	0
Other operating items, net									0	0	0
Total costs and expenses									305	318	261
Operating income (loss)									(295)	(306)	(250)
Interest (expense) income, net									(486)	(433)	(403)
Loss on early extinguishment of debt									0
Pension settlement charges									0	0
Other items, net									(54)	9	2
Earnings from continuing operations before income taxes and equity in loss of investee companies									(835)	(730)	(651)
Benefit (provision) for income taxes									240	224	215
Equity in earnings (loss) of investee companies, net of tax									1,374	1,077	1,090
Net earnings from continuing operations									779	571	654
Net loss from discontinued operations, net of tax									(5)	(1)	(1)
Net earnings									774	570	653
Total comprehensive income									763	595	660
Non-Guarantor Affiliates [Member]
Condensed Income Statements, Captions [Line Items]
Revenues									13,510	12,973	12,512
Costs and expenses:
Operating									8,337	7,883	7,841
Selling, general and administrative									1,803	1,721	1,659
Depreciation and amortization									195	197	209
Restructuring and merger and acquisition-related costs									61	36	45
Other operating items, net									(19)	(9)	(22)
Total costs and expenses									10,377	9,828	9,732
Operating income (loss)									3,133	3,145	2,780
Interest (expense) income, net									602	556	521
Loss on early extinguishment of debt									0
Pension settlement charges									0	0
Other items, net									3	(54)	(45)
Earnings from continuing operations before income taxes and equity in loss of investee companies									3,738	3,647	3,256
Benefit (provision) for income taxes									(1,139)	(1,064)	(1,051)
Equity in earnings (loss) of investee companies, net of tax									(37)	(50)	(34)
Net earnings from continuing operations									2,562	2,533	2,171
Net loss from discontinued operations, net of tax									(948)	(290)	(141)
Net earnings									1,614	2,243	2,030
Total comprehensive income									$ 1,640	$ 2,212	$ 2,030